Average Annual Total Returns - FidelityFreedomBlendFunds-K6ComboPRO - FidelityFreedomBlendFunds-K6ComboPRO - Fidelity Freedom Blend 2035 Fund	May 30, 2024
Fidelity Freedom Blend 2035 Fund - Class K6 | Return Before Taxes
Average Annual Return:
Past 1 year	17.84%
Past 5 years	10.14%
Since Inception	7.08%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	11.68%
F0552
Average Annual Return:
Past 1 year	17.43%
Past 5 years	9.83%
Since Inception	6.78%

[1]	A From August 31, 2018 .